Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Share Capital	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Gain (Loss)	Total
Balance at Dec. 31, 2022		$ 856,462	$ 4,655	$ 36,160	$ (157,377)	$ 633	$ 740,533
Balance (in Shares) at Dec. 31, 2022	81,339,012
Share issuance - At-The-Market offering		43,681					43,681
Share issuance - At-The-Market offering (in Shares)	2,516,839
Share issuance - Interest expense paid in shares		19,737					19,737
Share issuance - Interest expense paid in shares (in Shares)	1,285,178
Share issuance - Private placement		14,011					14,011
Share issuance - Private placement (in Shares)	875,150
Share issuance - Options exercised		1,150	(2,815)	2,438			773
Share issuance - Options exercised (in Shares)	50,000
Share issuance - RSUs vested		823	(823)
Share issuance - RSUs vested (in Shares)	41,840
Share issuance costs		(1,715)					(1,715)
Deferred tax on share issuance costs		459					459
Stock-based compensation			3,269				3,269
Expired options			(886)	886
Other comprehensive income						(61,559)	(61,559)
Net loss for the year					(29,266)		(29,266)
Balance at Dec. 31, 2023		934,608	3,400	39,484	(186,643)	(60,926)	729,923
Balance (in Shares) at Dec. 31, 2023	86,108,019
Share issuance - At-The-Market offering		77,482					77,482
Share issuance - At-The-Market offering (in Shares)	3,645,859
Share issuance - Interest expense paid in shares		20,030					20,030
Share issuance - Interest expense paid in shares (in Shares)	1,101,403
Share issuance - Private placement		17,193					17,193
Share issuance - Private placement (in Shares)	851,000
Share issuance - Options exercised		1,302	(416)				886
Share issuance - Options exercised (in Shares)	50,000
Share issuance - RSUs vested		2,466	(2,466)
Share issuance - RSUs vested (in Shares)	151,638
Share issuance – other		105					105
Share issuance – other (in Shares)	5,000
Share issuance costs		(1,957)					(1,957)
Deferred tax on share issuance costs		526					526
Stock-based compensation			3,680				3,680
Other comprehensive income						26,397	26,397
Net loss for the year					(31,247)		(31,247)
Balance at Dec. 31, 2024		$ 1,051,755	$ 4,198	$ 39,484	$ (217,890)	$ (34,529)	$ 843,018
Balance (in Shares) at Dec. 31, 2024	91,912,919